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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2004

                 Check here if Amendment [ ]; Amendment Number:

               This Amendment (Check only one.):
                [ ] is a restatement.
                [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            ------------------------
                            San Francisco, California
                               February 14, 2005



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       129

                    Form 13 F Information Table Value Total:

                             $ 4,514,306 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.


Farallon Capital Management
FORM 13F
31-Dec-04

Column 1                       Column 2         Column 3  Column 4  Column 5              Column 6 Column7   Column 8

                                                                                                             Voting Authority
                                                                                                             ---------------------
                                                          Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole      Shared  None
------------------------------ ---------------- --------- --------  ---------  ---  ----  -------  --------  --------- ------ -----

Affordable Residential Communi COM              008273104   1,346      93,800  SH         Other      1          93,800
Agere Systems                  CL B             00845V209  11,017   8,161,100  SH         Other      1       8,161,100
Agere Systems Inc              CL A             00845V100     161     117,600  SH         Other      1         117,600
Alaska Comm Systems Group      COM              01167P101   1,176     136,323  SH         Other      1         136,323
Amdocs Ltd                     COM              G02602103   4,764     181,500  SH         Other      1         181,500
Amylin Pharmaceuticals Inc     COM              032346108 116,473   4,986,000  SH         Other      1       4,986,000
Anchor Glass Container Corp    COM              03304B300   2,164     322,060  SH         Other      1         322,060
ARAMark Corp                   CL B             038521100  10,471     395,000  SH         Other      1         395,000
Arbor Realty Trust Inc         COM              038923108  29,271   1,192,800  SH         Other      1       1,192,800
Arch Capital Group             COM              G0450A105  43,177   1,115,688  SH         Other      1       1,115,688
Arch Coal Inc.                 COM              039380100   6,795     191,200  SH         Other      1         191,200
Aspen Technology Inc.          COM              045327103   2,080     335,000  SH         Other      1         335,000
Atherogenics Inc.              COM              047439104  69,502   2,950,000  SH         Other      1       2,950,000
Autonation In                  COM              05329W102  14,732     766,900  SH         Other      1         766,900
Autozone Inc.                  COM              053332102  17,641     193,200  SH         Other      1         193,200
B&G Foods Holdings Corp.       UNIT 99/99/9999  05508R205  12,883     860,000  SH         Other      1         860,000
Banco Latinoamericano Exp      CL E             P16994132  23,264   1,166,700  SH         Other      1       1,166,700
Bank of America                COM              060505104 376,513   8,012,613  SH         Other      1       8,012,613
Banknorth Group, Inc.          COM              06646R107  10,431     285,000  SH         Other      1         285,000
Barnes & Noble Inc.            COM              067774109  32,793   1,016,200  SH         Other      1       1,016,200
Bay View Capital Corporation   COM              07262L309   1,649     107,690  SH         Other      1         107,690
Beasley Broadcast Group        CL A             074014101   3,766     214,830  SH         Other      1         214,830
Bruker Biosciences Corp        COM              116794108  14,369   3,565,437  SH         Other      1       3,565,437
Burlington Northern            COM              12189T104  15,376     325,000  SH         Other      1         325,000
Caesars Entertainment Inc.     COM              127687101 234,607  11,648,800  SH         Other      1      11,648,800
Capital Lease Funding Inc.     COM              140288101   2,078     166,200  SH         Other      1         166,200
CapitalSource Inc              COM              14055X102 590,324  22,996,646  SH         Other      1      22,996,646
Cascade Microtech Inc.         COM              147322101   2,686     200,000  SH         Other      1         200,000
Catalytica Energy Systems      COM              148884109   5,141   2,274,960  SH         Other      1       2,274,960
Cemex SA                       SPON ADR 5 ORD   151290889  33,306     914,500  SH         Other      1         914,500
Centurytel Inc.                COM              156700106     901      25,400  SH         Other      1          25,400
Charter Communications         CL A             16117M107   7,840   3,500,000  SH         Other      1       3,500,000
Chiron Corp                    DBCV 1.625% 8/0  170040AG4   9,763  10,400,000  PRN        Other      1      10,400,000
Circuit City Stores Inc.       COM              172737108  19,606   1,253,600  SH         Other      1       1,253,600
Citadel Broadcasting           NOTE 1.875% 2/1  17285TAB2  11,352  12,500,000  PRN        Other      1      12,500,000
Citigroup Inc                  *W EXP 99/99/999 172967127  11,267   7,934,796  SH         Other      1       7,934,796
Citizens Communications        COM              17453B101  12,261     889,100  SH         Other      1         889,100
City Investing Co Liq. Tr      COM              177900107  23,901  12,383,951  SH         Other      1      12,383,951
Clear Channel Comunications    COM              184502102  37,425   1,117,500  SH         Other      1       1,117,500
Columbia Laboratories Inc.     COM              197779101   5,802   2,192,000  SH         Other      1       2,192,000
Compania Anonima Nat. Tele. de COM              204421101   8,725     389,700  SH         Other      1         389,700
Corinthian Colleges, Inc.      COM              218868107  32,896   1,745,632  SH         Other      1       1,745,632
Corrections Corp of America    COM              22025Y407  52,585   1,300,000  SH         Other      1       1,300,000
Countrywide Financial Corp     COM              222372104  44,408   1,199,900  SH         Other      1       1,199,900
Coventry Health Care           COM              222862104  10,786     203,200  SH         Other      1         203,200
CPFL Energia SA                SPONS ADR        126153105   2,483     125,000  SH         Other      1         125,000
CSG Systems Intl Inc           COM              126349109  10,735     574,075  SH         Other      1         574,075
Cubist Pharmaceuticals Inc.    COM              229678107   4,183     353,600  SH         Other      1         353,600
Cypress Semiconductor          NOTE 1.25% 6/1   232806AH2  14,656  13,900,000  PRN        Other      1      13,900,000
D&E Communications             COM              232860106   3,296     273,567  SH         Other      1         273,567
Davita Inc                     COM              23918K108  25,497     645,000  SH         Other      1         645,000
DoubleClick                    COM              258609304  17,532   2,253,417  SH         Other      1       2,253,417
DPL Inc.                       COM              233293109  97,610   3,887,300  SH         Other      1       3,887,300
DST Systems Inc.               COM              233326107  35,332     677,900  SH         Other      1         677,900
Eagle Materials Inc.           CL B             26969P207   2,198      26,075  SH         Other      1          26,075
Emmis Communications           CL A             291525103   6,621     345,000  SH         Other      1         345,000
Entravision Comm.              CL A             29382R107     381      45,683  SH         Other      1          45,683
Exelixis Inc.                  COM              30161Q104   6,851     721,192  SH         Other      1         721,192
Federal Home Loan MTG Corp     COM              313400301  55,975     759,500  SH         Other      1         759,500
Freeport-McMoran Copper        CL B             35671D857  38,861   1,016,500  SH         Other      1       1,016,500
Gartner Group                  CL B             366651206   2,602     211,712  SH         Other      1         211,712
GMH Communities Trust          COM              36188G102  26,571   1,884,500  SH         Other      1       1,884,500
Golf Trust of America          COM              38168B103     241     112,200  SH         Other      1         112,200
Gramercy Capital Corp REIT     COM              384871109   8,384     407,000  SH         Other      1         407,000
Grupo Televisa                 SP ADR REP ORD   40049J206  28,907     477,800  SH         Other      1         477,800
Guidant Corp                   COM              401698105 254,232   3,526,100  SH         Other      1       3,526,100
Hayes Lemmerz International    COM              420781304   6,989     791,500  SH         Other      1         791,500
HCA Inc.                       COM              404119109   1,388      34,900  SH         Other      1          34,900
ITT Educational Services, Inc. COM              45068B109  15,449     324,900  SH         Other      1         324,900
Juniper Networks Inc           COM              48203R104  13,557     498,593  SH         Other      1         498,593
Knology Inc.                   COM              499183804     319      81,680  SH         Other      1          81,680
Korea Electric Power Corp      SPONS ADR        500631106  18,510   1,398,000  SH         Other      1       1,398,000
LECG Corp                      COM              523234102   2,167     116,203  SH         Other      1         116,203
Libbey Inc.                    COM              529898108  17,701     797,000  SH         Other      1         797,000
Liberty Media                  COM SER A        530718105  42,698   3,888,700  SH         Other      1       3,888,700
Liberty Media Intl             COM SER A        530719103   7,050     152,500  SH         Other      1         152,500
Ligand Pharmaceuticals         NOTE 6% 11/1     53220KAB4  37,377  18,800,000  PRN        Other      1      18,800,000
LSI Logic Corp                 NOTE 4% 11/0     502161AG7   8,468   8,500,000  PRN        Other      1       8,500,000
Magna Entertainment A          CL A             559211107  11,276   1,873,049  SH         Other      1       1,873,049
Mandalay Resort Group          COM              562567107 230,517   3,273,000  SH         Other      1       3,273,000
MarketWatch, Inc.              COM              570619106  17,144     952,464  SH         Other      1         952,464
Massey Energy Co.              COM              576206106   6,455     184,700  SH         Other      1         184,700
MCG Capital Corp               COM              58047P107   2,141     125,000  SH         Other      1         125,000
Methanex Corp                  COM              59151K108  25,245   1,382,530  SH         Other      1       1,382,530
MI Developments Inc            CL A SUB VTG     55304X104  41,556   1,377,400  SH         Other      1       1,377,400
Microsoft                      COM              594918104  19,604     733,700  SH         Other      1         733,700
Midas Inc                      COM              595626102  14,072     703,600  SH         Other      1         703,600
MTR Gaming Group Inc.          COM              553769100  14,560   1,378,780  SH         Other      1       1,378,780
Nextel Communications Inc      CL A             65332V103  48,016   1,600,000  SH         Other      1       1,600,000
Nextel Partners Inc            CL A             65333F107   3,099     158,600  SH         Other      1         158,600
NGP Capital Resources Company  COM              62912R107   1,537     100,000  SH         Other      1         100,000
Ninetowns Digital World        SPONS ADR        654407105   4,300     400,000  SH         Other      1         400,000
NPS Pharmaceuticals            NOTE 3% 06/01    62936PAB9  23,218  25,100,000  PRN        Other      1      25,100,000
Officemax Inc.                 COM              67622P101 122,544   3,905,164  SH         Other      1       3,905,164
Old Republic Intl Corp         COM              680223104   3,092     122,200  SH         Other      1         122,200
OSI Pharmaceuticals Inc.       COM              671040103  48,129     643,000  SH         Other      1         643,000
Peabody Energy Corp            COM              704549104  32,364     400,000  SH         Other      1         400,000
PG&E Corporation               COM              69331C108 128,551   3,862,697  SH         Other      1       3,862,697
Pharmacyclics Inc.             COM              716933106  16,653   1,590,500  SH         Other      1       1,590,500
Phelps Dodge Corp              COM              717265102  56,998     576,200  SH         Other      1         576,200
Platinum Underwriters Holdings COM              G7127P100  49,552   1,593,300  SH         Other      1       1,593,300
Potash Corp of Saskatchewan    COM              73755L107  54,321     654,000  SH         Other      1         654,000
Province Healthcare Co.        COM              743977100  42,867   1,918,000  SH         Other      1       1,918,000
Quantum Corp                   COM              747906204   8,391   3,202,700  SH         Other      1       3,202,700
Quantum Corp                   NOTE 4.375% 8/0  747906AE5   5,477   5,650,000  PRN        Other      1       5,650,000
Sappi Ltd.                     SPON ADR NEW     803069202  22,294   1,537,500  SH         Other      1       1,537,500
Sealed Air Corp                COM              81211K100  63,924   1,200,000  SH         Other      1       1,200,000
Select Medical Corp            COM              816196109  20,229   1,149,400  SH         Other      1       1,149,400
Sina Corp                      NOTE 7/1         82922RAB9  86,322  57,500,000  PRN        Other      1      57,500,000
State Street Corp              COM              857477103  33,981     691,800  SH         Other      1         691,800
Symantec Corp                  COM              871503108  12,880     500,000  SH         Other      1         500,000
Synopsys Inc.                  COM              871607107  18,305     936,307  SH         Other      1         936,307
Telik Inc.                     COM              87959M109  25,556   1,335,200  SH         Other      1       1,335,200
Theravance Inc.                COM              88338T104   9,893     552,700  SH         Other      1         552,700
TV Azteca S.A.                 SPON ADR         901145102  20,658   2,009,500  SH         Other      1       2,009,500
United Stationers Inc          COM              913004107  50,179   1,086,118  SH         Other      1       1,086,118
UnitedGlobalcom Inc            CL A             913247508   2,222     230,000  SH         Other      1         230,000
U-Store-It Trust               COM              91274F104   1,386      79,900  SH         Other      1          79,900
Valassis Communications Inc.   COM              918866104   4,026     115,000  SH         Other      1         115,000
Veritas Software Corp          COM              923436109  14,275     500,000  SH         Other      1         500,000
Virologic Inc.                 COM              92823R201   3,201   1,147,465  SH         Other      1       1,147,465
Visx Inc.                      COM              92844S105  32,146   1,242,600  SH         Other      1       1,242,600
Wachovia Corp.                 COM              929903102   6,215     118,150  SH         Other      1         118,150
Waste Management Inc           COM              94106L109   6,955     232,300  SH         Other      1         232,300
WebMD Corp                     NOTE 3.25% 4/0   94769MAC9   7,228   7,000,000  PRN        Other      1       7,000,000
Wellpoint Inc.                 COM              94973V107 177,100   1,540,000  SH         Other      1       1,540,000
West Pharmaceutical Svcs       COM              955306105  21,791     870,600  SH         Other      1         870,600
Western Digital Corp           COM              958102105   9,214     850,000  SH         Other      1         850,000
Williams Cos. Inc.             COM              969457100  38,352   2,354,300  SH         Other      1       2,354,300
